united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/15

Item 1. Reports to Stockholders.

Cozad Small Cap Value Fund

Class A: COZAX
Class I: COZIX
Class N: COZNX

Semi-Annual Report
December 31, 2015

1-855-528-0707
www.cozadfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

2015 was a year which saw many challenges – steadily falling oil prices, weakening demand in China, a strong dollar, Federal Reserve indecision and the perpetual Value vs. Growth debate. It is also a year that we believe has brought investors a number of opportunities. If your investment horizon is longer than three years, the ever-changing investment landscape offers a compelling picture, especially in one of its most currently unloved areas, small cap value.

Purely from a valuation standpoint, the small cap value space has grown increasingly less expensive given the market pullback.

Cozad Small Cap Value	13.6
Russell 2000 Value Index ®	14.4	Trailing P/E1
S&P 500 ®	16.5

Valuation: the trailing twelve month P/E, adjusted for negative earnings and extreme outliers shows the Cozad’s Small Value to be less expensive per dollar of earnings than both its benchmark index and the S&P 500.

A look at historical performance between the large and small cap asset classes should provide additional incentive. While asset classes tend to hand the “win” back and forth over time, returns from 1992-2015 show small cap stocks still keeps an edge of out performance vs large cap. The incentive for a potential investment opportunity follows the idea that small caps are the first to exhibit negative returns during a market correction and also the first to emerge with positive returns. If we subscribe to this notion then, small caps have underperformed their large counterparts for the previous two years and appear to be more attractively valued as a result.

Source: Telemet America. Performance is for illustrative purposes only. One cannot invest directly in an index. Past performance is not a guarantee of future results.

Quarterly, we focused, in part, on the abnormal return spread that had developed between the Value and Growth investment styles in 2015. At its peak, the spread was nearly 13%! As we mentioned previously, this has only occurred 5 times in over 35 years1! That was an anomaly which, as predicted, has begun to reverse meaningfully, which is another potential opportunity.

Value/Growth Anomaly
8/5/2015	-12.65%
12/31/2015	-7.33%

Spreads and Mean Reversion: 2015 saw a historically abnormal gap open between Value and Growth investing. For investors who appreciate and understand the market tendency to ebb and flow, this suggests additional opportunity within the Small Cap Value asset class.

Correction is not Recession, but the current environment has brought a more pronounced level of volatility which will continue to be the norm in 2016. Controlling for this in an effort to provide better downside protection is an area where Cozad has historically excelled and, seeks to continue to do so. After 7 years of Growth, Value is poised for the reversal. We hope to add “value” for our investors by adhering to our disciplined search for quality, behaviorally undervalued companies.

We extend our deepest thanks for your continued support, trust and confidence. We look forward to recognizing this potential investment opportunity together.

Sincerely,

Gregory D. Cozad Pres/CEO	David P. Wetherell Lead Portfolio Manager	(1) 3Q15 PM Perspective: Why You Want to Commit to Value (4774-NLD-10/29/2015) Source: Morningstar

2501 Galen Drive , Champaign, IL 61821 217-356-8363 or 800-437-1686	Cozad Asset Management, Inc.	www.cozadfunds.com

Performance:

				Inception
	1-year	3-year	5-year	(9/30/10)
Cozad Small-Cap Value	-11.64%	9.80%	7.99%	10.98%
Russell 2000 Value Index	- 7.47%	9.06%	7.67%	10.25%

Performance data shown is net of fees as of 12/31/2015. The performance data quoted represents past performance. Current performance may be lower or higher than the performance data quoted above. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund at least until October 31, 2016, to ensure that the net annual operating expenses will not exceed 1.55%, 1.30%, or 1.55% attributable to Class A, Class I, or Class N shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would be 2.26%, 2.01%, or 2.26% attributable to Class A, Class I, or Class N shares, respectively. The maximum sales charge for Class A shares is 5.75%. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses. For performance information current to the most recent month-end please call toll-free 855-528-0707.

Performance shown before July 1, 2014 is for the Fund’s predecessor limited liability partnership (Cozad Small Cap Value Fund I, LP). The prior performance is net of management fees and other expenses, but does not include the effect of the performance fee. The Fund has been managed in the same style and by the same portfolio manager since the predecessor limited liability partnership’s inception on September 30, 2010. The Fund’s investment goals, polices, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited liability partnership’s investment goals, polices, guidelines and restrictions. From its inception on September 30, 2010 through the date of this prospectus the predecessor limited liability partnership was not subject to certain investment restrictions of the Investment Company Act of 1940, as amended, which if they had been applicable might have adversely affected its performance. Performance of the predecessor fund is not an indicator of future results. Investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost.

Definitions

The Russell 2000 index measures the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. The Russell 2000 serves as a benchmark for small-cap stocks in the United States.

Standard & Poor’s 500 composite index is a market capitalization-weighted index based on the results of 500 widely held common stocks.

IMPORTANT DISCLOSURES

Performance data shown is net of fees as of 12/31/15. The performance data quoted represents past performance; past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted above. For performance information to the most recent month end, please call 1-855-528-0707. Returns for periods less than one year are not annualized.

Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. This is a presentation of Cozad Asset Management. The presentation may contain confidential information and unauthorized use, disclosure, copying, dissemination or redistribution is strictly prohibited. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in Cozad Asset Management’s presentation thereof.

The referenced indices are shown for general market comparisons and are not meant to represent the Fund. Investors cannot directly invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Cozad Small Cap Value Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-855-528-0707. The prospectus should be read carefully before investing. The Cozad Small Cap Value Fund is distributed by Northern Lights Distributors, LLC member FINR/SIPC. Cozad Asset Management, Inc is not affiliated with Northern Lights Distributors, LLC.

Mutual Funds involve risk, including possible loss of principal. The Adviser has a limited history of managing mutual funds for investors to evaluate. The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect and may not produce the desired results. The price of small capitalization company stocks may be subject to more abrupt market movements than larger, more established companies in general. The fund can have a higher portfolio turnover that can result in higher transactional costs and may result in higher taxes when the Funds shares are held in a taxable account.

4136-NLD-2/11/2016

2501 Galen Drive , Champaign, IL 61821 217-356-8363 or 800-437-1686	Cozad Asset Management, Inc.	www.cozadfunds.com

COZAD SMALL CAP VALUE FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2015

The Fund’s performance figures* for the periods ended December 31, 2015, compared to its benchmark:

					Annualized	Annualized
			Annualized	Annualized	Inception**-	Inception***-
	Six months	One Year	Three Year	Five Year	December 31, 2015	December 31, 2015
Cozad Small Cap Value Fund – Class A	(8.89)%	(11.86)%	N/A	N/A	N/A	(7.00)%

Cozad Small Cap Value Fund – Class A with load
	(14.14)%	(16.93)%	N/A	N/A	N/A	(10.59)%
Cozad Small Cap Value Fund – Class N	(8.99)%	(11.81)%	N/A	N/A	N/A	(6.97)%
Cozad Small Cap Value Fund – Class I****	(8.81)%	(11.64)%	9.80%	7.99%	10.98%	N/A
Russell 2000 Value Total Return*****	(8.17)%	(7.47)%	9.06%	7.67%	10.25%	(5.02)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses, before any fee waiver, are 2.26% for Class A and Class N shares and 2.01% for Class I shares per the November 1, 2015 prospectus. Class A shares are subject to a maximum sales charge of 5.75%. For performance information current to the most recent month-end, please call toll-free 1-855-528-0707.

**	Inception date is September 30, 2010 for Class I shares.

***	Inception date is July 1, 2014 for Class A and N shares.

****	The Fund is the successor to the Cozad Small Cap Value Fund I, LP (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations as a mutual fund. The Predecessor Fund was managed by Cozad Asset Management, Inc., and has substantially similar investment objectives and strategies to those of the Fund. Class I performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations as a series of the Trust on July 1, 2014. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). Had the Predecessor Fund been registered under the 1940 Act, the Predecessor Fund’s performance may have been adversely affected.

*****	The Russell 2000 Value Total Return measures the performance of Russell 2000 Index companies with lower price to-book ratios and lower forecasted growth values. The Russell 2000 Index measures smallest companies in the Russell 3,000 Index. You cannot invest directly in and Index.

COZAD SMALL CAP VALUE FUND

PORTFOLIO REVIEW (Unaudited)(Continued)

December 31, 2015

The Fund’s Top Industry Sectors are as follows:

Industry Sector	% Of Net Assets
Financial	40.0%
Consumer, Cyclical	13.0%
Industrial	12.2%
Utilities	7.8%
Technology	7.4%
Consumer, Non-cyclical	6.6%
Basic Materials	5.2%
Energy	4.2%
Communications	3.1%
Short Term Investment	0.1%
Other, Cash & Cash Equivalents	0.4%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

COZAD SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2015

Shares		Fair Value
	COMMON STOCKS - 99.5%
	AEROSPACE/DEFENSE - EQUIPMENT - 0.1%
500	Kaman Corp.	$20,405

	AGRICULTURE - 0.6%
5,000	The Andersons, Inc.	158,150

	AIRLINES - 0.7%
2,800	SkyWest, Inc.	53,256
3,400	Spirit Airlines, Inc. *	135,490
		188,746
	AUTO PARTS & EQUIPMENT - 0.6%
3,100	Cooper Tire & Rubber Co.	117,335
2,800	Dana Holding Corp.	38,640
		155,975
	BANKS - 15.5%
28,050	Associated Banc-Corp.	525,937
68,850	First Commonwealth Financial Corp.	624,469
16,800	FirstMerit Corp.	313,320
45,000	Fulton Financial Corp.	585,450
15,100	Hancock Holding Co.	380,067
5,960	MB Financial, Inc.	192,925
44,100	Old National Bancorp.	597,996
23,520	Southwest Bancorp, Inc.	411,130
8,300	UMB Financial Corp.	386,365
3,500	Union Bankshares Corp.	88,340
		4,105,999
	CHEMICALS - 1.8%
6,150	Axiall Corp.	94,710
2,100	Cabot Corp.	85,848
4,700	Huntsman Corp.	53,439
5,450	Olin Corp.	94,067
3,150	Stepan Co.	156,524
		484,588
	COMMERCIAL SERVICES - 0.6%
1,700	HMS Holdings Corp. *	20,978
3,000	McGrath RentCorp.	75,570
3,750	Resources Connection, Inc.	61,275
		157,823
	COMPUTERS - 2.0%
2,250	Convergys Corp.	56,003
10,800	Insight Enterprises, Inc. *	271,296
1,850	Mentor Graphics Corp.	34,077
3,400	Science Applications International Corp.	155,652
		517,028
	DIVERSIFIED FINANCIAL SERVICES - 1.4%
5,740	FBR & Co.	114,226
7,000	Investment Technology Group, Inc.	119,140
700	Virtus Investment Partners, Inc.	82,222
1,900	Waddell & Reed Financial, Inc.	54,454
		370,042

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2015

Shares		Fair Value
	ELECTRIC - 3.5%
7,600	Avista Corp.	$268,812
18,350	Dynegy, Inc. *	245,890
10,800	El Paso Electric Co.	415,800
		930,502
	ELECTRONICS - 0.4%
3,200	Benchmark Electronics, Inc. *	66,144
1,400	Brady Corp.	32,172
		98,316
	ENGINEERING & CONSTRUCTION - 0.8%
10,700	Aegion Corp *	206,617

	ENTERTAINMENT - 2.2%
8,100	Dolby Laboratories, Inc.	272,565
15,300	SeaWorld Entertainment, Inc.	301,257
		573,822
	ENVIRONMENTAL CONTROL - 1.1%
10,900	Tetra Tech, Inc.	283,618

	FOOD - 1.6%
8,600	Dean Foods Co.	147,490
3,500	Sanderson Farms, Inc.	271,320
		418,810
	FOREST PRODUCTS & PAPER - 1.3%
2,560	Clearwater Paper Corp. *	116,557
12,600	PH Glatfelter Co.	232,344
		348,901
	GAS - 3.7%
15,250	New Jersey Resources Corp.	502,640
3,900	Northwest Natural Gas Co.	197,379
4,800	Southwest Gas Corp.	264,768
		964,787
	HEALTHCARE PRODUCTS - 2.8%
3,750	Analogic Corp.	309,750
21,139	CryoLife, Inc.	227,878
3,650	Haemonetics Corp. *	117,676
2,400	Invacare Corp.	41,736
1,900	Quidel Corp. *	40,280
		737,320
	HOME FURNISHINGS - 2.1%
63,230	TiVo, Inc. *	545,675

	HOUSEWARES - 0.5%
2,500	Tupperware Brands Corp.	139,125

	INSURANCE - 6.8%
12,000	CNO Financial Group, Inc.	229,080
14,650	First American Financial Corp.	525,935
9,700	Kemper Corp.	361,325
4,900	Primerica, Inc.	231,427
9,104	ProAssurance Corp.	441,817
		1,789,584

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2015

Shares		Fair Value
	IRON & STEEL - 2.0%
3,700	Carpenter Technology Corp.	$111,999
1,400	Commercial Metals Co.	19,166
1,000	Reliance Steel & Aluminum Co.	57,910
4,104	Schnitzer Steel Industries, Inc.	58,974
9,300	Worthington Industries, Inc.	280,302
		528,351
	LODGING - 0.7%
10,044	The Marcus Corp.	190,535

	MACHINERY - CONSTRUCTION & MINING - 2.3%
3,550	Babcock & Wilcox Enterprises, Inc. *	74,089
13,900	Oshkosh Corp.	542,656
		616,745
	MACHINERY - DIVERSIFIED - 4.1%
2,950	AGCO Corp.	133,901
1,000	Applied Industrial Technologies, Inc.	40,490
31,800	Briggs & Stratton Corp.	550,140
7,100	BWX Technologies, Inc.	225,567
1,900	Lindsay Corp.	137,560
		1,087,658
	MEDIA - 1.2%
20,200	Time, Inc.	316,534

	METAL FABRICATE/HARDWARE - 1.9%
4,400	Timken Co.	125,796
3,540	Valmont Industries, Inc.	375,311
		501,107
	OIL & GAS - 1.5%
2,700	Delek US Holdings, Inc.	66,420
5,500	Diamond Offshore Drilling, Inc.	116,050
7,500	Patterson-UTI Energy, Inc.	113,100
3,050	Western Refining, Inc.	108,641
		404,211
	OIL & GAS SERVICES - 2.6%
3,700	Archrock, Inc.	27,824
11,750	Bristow Group, Inc.	304,325
1,850	Exterran Holdings, Inc. *	29,692
1,700	Forum Energy Technologies, Inc. *	21,182
500	Oceaneering International, Inc.	18,760
700	Oil States International, Inc. *	19,075
2,800	SEACOR Holdings, Inc.*	147,168
9,600	Superior Energy Services, Inc.	129,312
		697,338
	PHARMACEUTICALS - 1.0%
7,350	Owens & Minor, Inc.	268,051

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2015

Shares		Fair Value
	REAL ESTATE INVESTMENT TRUSTS (REIT) - 13.5%
35,200	CBL & Associates Properties. Inc,	$435,424
5,900	DCT Industrial Trust, Inc.	220,483
20,350	DuPont Fabros Technology, Inc.	646,926
5,150	EPR Properties	301,017
13,300	The GEO Group, Inc.	384,503
4,800	Healthcare Realty Trust, Inc.	135,936
57,900	Investors Real Estate Trust	402,405
7,250	LaSalle Hotel Properties	182,410
3,600	Pebblebrook Hotel Trust	100,872
16,700	RLJ Lodging Trust	361,221
5,060	Ryman Hospitality Properties, Inc.	261,298
10,696	Sunstone Hotel Investors, Inc.	133,593
		3,566,088
	RETAIL - 5.8%
4,700	Bloomin’ Brands, Inc.	79,383
2,100	Bob Evans Farms, Inc.	81,585
2,100	Brinker International, Inc.	100,695
1,200	The Cheesecake Factory, Inc.	55,332
11,930	Chico’s FAS, Inc.	127,293
3,200	CST Brands, Inc.	125,248
12,700	DSW, Inc.	303,022
17,170	Finish Line, Inc.	310,434
500	Genesco, Inc. *	28,415
3,300	GNC Holdings, Inc.	102,366
3,700	Pier 1 Imports, Inc.	18,833
6,200	Sonic Automotive, Inc.	141,112
1,900	Vitamin Shoppe, Inc. *	62,130
		1,535,848
	SAVING & LOANS - 2.8%
4,623	Berkshire Hills Bancorp, Inc.	134,576
14,100	Flushing Financial Corp.	305,124
6,600	Oritani Financial Corp	108,900
8,350	Washington Federal, Inc.	198,981
		747,581
	SEMICONDUCTORS - 5.5%
18,900	Cree, Inc. *	504,063
42,100	QLogic Corp. *	513,620
18,700	Rovi Corp. *	311,542
5,300	Teradyne, Inc.	109,551
		1,438,776
	STORAGE/WAREHOUSING - 0.4%
3,200	Mobile Mini, Inc.	99,616

	TELECOMMUNICATIONS - 1.9%
9,300	ADTRAN, Inc.	160,146
13,400	DigitalGlobe, Inc. *	209,844
35,300	Harmonic, Inc. *	143,671
		513,661

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2015

Shares		Fair Value
	TRANSPORTATION - 0.4%
16,100	Tidewater, Inc.	$112,056

	TRUCKING & LEASING - 1.2%
9,320	Greenbrier Cos, Inc.	304,018

	WATER - 0.6%
3,600	American States Water Co.	151,020

	TOTAL COMMON STOCKS (Cost $28,906,114)	26,275,027

	SHORT-TERM INVESTMENT - 0.1%
	MONEY MARKET FUND - 0.1%
23,361	Dreyfus Cash Management, Institutional Shares, 0.03%** (Cost $23,361)	23,361

	TOTAL INVESTMENTS - 99.6% (Cost $28,929,475) (a)	$26,298,388
	OTHER ASSETS LESS LIABILITIES - 0.4%	118,814
	NET ASSETS - 100.0%	$26,417,202

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $28,964,568 and differs from fair market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$900,828
Unrealized Depreciation:	(3,567,008)
Net Unrealized Depreciation:	$(2,666,180)

*	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.

REITS - Real Estate Investment Trust

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2015

ASSETS
Investment in securities at fair value (identified cost $28,929,475)	$26,298,388
Dividends and interest receivable	86,622
Receivable for securities sold	54,048
Prepaid Expenses & other assets	4,542
TOTAL ASSETS	26,443,600

LIABILITIES
Investment advisory fees payable	13,159
Distribution (12b-1) fees payable	110
Payable to related parties	4,147
Accrued expenses and other liabilities	8,982
TOTAL LIABILITIES	26,398
NET ASSETS	$26,417,202

Net Assets Consist Of:
Paid in capital	$29,464,949
Accumulated net investment income	31,822
Accumulated net realized loss from security transactions	(448,482)
Net unrealized depreciation on investments	(2,631,087)
NET ASSETS	$26,417,202

Net Asset Value Per Share:
Class A Shares:
Net Assets	$258,250
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	15,023
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$17.19
Maximum offering price per share (maximum sales charge of 5.75%)	$18.24

Class I Shares:
Net Assets	$26,158,934
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,520,836
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$17.20

Class N Shares:
Net Assets	$18 *
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$17.20

*	NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2015

INVESTMENT INCOME
Dividends	$397,596
Interest	86
TOTAL INVESTMENT INCOME	397,682

EXPENSES
Investment advisory fees	183,060
Distribution (12b-1) fees:
Class A	335
Transfer agent fees	21,254
Administrative services fees	18,396
Accounting services fees	13,732
Audit fees	8,570
Compliance officer fees	7,143
Legal fees	6,050
Printing and postage expenses	6,050
Trustees fees and expenses	6,050
Registration fees	3,277
Custodian fees	2,521
Non 12b-1 shareholder servicing	1,965
Insurance expense	655
Other expenses	2,521
TOTAL EXPENSES	281,579

Less: Fees waived by the Adviser	(98,301)

NET EXPENSES	183,278
NET INVESTMENT INCOME	214,404

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	89,903
Net change in unrealized depreciation on investments	(2,919,759)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,829,856)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,615,452)

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31,	Year Ended
	2015	June 30,
	(Unaudited)	2015**
FROM OPERATIONS
Net investment income	$214,404	$321,605
Net realized gain (loss) from security transactions	89,903	(819,379)
Net change in unrealized appreciation (depreciation) on investments	(2,919,759)	288,672
Net decrease in net assets resulting from operations	(2,615,452)	(189,612)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(4,450)	— ***
Class I	(455,754)	(305,138)
Class N	— ***	— ***
From net investment income:
Class A	(1,441)	— ***
Class I	(197,599)	(190,167)
Class N	— ***	— ***
Net decrease in net assets resulting from distributions to shareholders	(659,244)	(495,305)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,082	284,589
Class I	283,855	30,538,418
Class N	—	20
Net asset value of shares issued in reinvestment of distributions:
Class A	5,891	—
Class I	629,449	494,806
Payments for shares redeemed:
Class A	—	(4,815)
Class I	(1,046,817)	(814,663)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(121,540)	30,498,355

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,396,236)	29,813,438

NET ASSETS
Beginning of Period	29,813,438	—
End of Period *	$26,417,202	$29,813,438
* Includes accumulated net investment income of:	$31,822	$16,458

**	The Cozad Small Cap Value Fund commenced operations as a series of Northern Lights Fund Trust III on July 1, 2014.

***	Amount represents less than $0.005.

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31,	Year Ended
	2015	June 30,
	(Unaudited)	2015**
SHARE ACTIVITY
Class A:
Shares Sold	670	14,597
Shares Redeemed	—	(244)
Net increase in shares of beneficial interest outstanding	670	14,353

Class I: *
Shares Sold	15,653	1,541,551
Shares Reinvested	37,534	26,404
Shares Redeemed	(58,830)	(41,476)
Net decrease in shares of beneficial interest outstanding	(5,643)	1,526,479

Class N:
Shares Sold	—	1
Net increase in shares of beneficial interest outstanding	—	1

*	The Cozad Small Cap Value Fund Class I commenced operations on September 30, 2010 as the Predecessor Fund.

**	The Cozad Small Cap Value Fund commenced operations as a series of Northern Lights Fund Trust III on July 1, 2014.

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2015	Year Ended
Class A	(unaudited)	June 30, 2015 (1)
Net asset value, beginning of period	$19.32	$20.00
Activity from investment operations:
Net investment income (2)	0.01	0.24
Net realized and unrealized loss on investments	(1.74)	(0.56)
Total from investment operations	(1.73)	(0.32)
Less distributions from:
Net investment income	(0.10)	(0.14)
Net realized gains	(0.30)	(0.22)
Total distributions	(0.40)	(0.36)
Net asset value, end of period	$17.19	$19.32
Total return (3)(7)	(8.89)%	(1.58)%
Net assets, at end of period (000s)	$258	$277
Ratio of gross expenses to average net assets (4)(5)(6)	2.25%	2.26%
Ratio of net expenses to average net assets (5)(6)	1.55%	1.55%
Ratio of net investment income to average net assets (5)(6)(7)	1.29%	1.23%
Portfolio Turnover Rate (8)	38%	70%

(1)	The Cozad Small Cap Value Fund’s Class A shares commenced operations on July 1, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2015	Year Ended
Class I	(unaudited)	June 30, 2015 (1)
Net asset value, beginning of period	$19.35	$20.00
Activity from investment operations:
Net investment income (2)	0.01	0.25
Net realized and unrealized loss on investments	(1.73)	(0.54)
Total from investment operations	(1.72)	(0.29)
Less distributions from:
Net investment income	(0.13)	(0.14)
Net realized gains	(0.30)	(0.22)
Total distributions	(0.43)	(0.36)
Net asset value, end of period	$17.20	$19.35
Total return (3)(8)	(8.81)%	(1.43)%
Net assets, at end of period (000s)	$26,159	$29,536
Ratio of gross expenses to average net assets (4)(5)(6)	2.00%	2.01%
Ratio of net expenses to average net assets (5)(6)	1.30%	1.30%
Ratio of net investment income to average net assets (5)(6)(7)	1.54%	1.26%
Portfolio Turnover Rate (8)	38%	70%

(1)	The Predecessor Fund commenced operations on September 30, 2010.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2015	Year Ended
Class N	(unaudited)	June 30, 2015 (1)
Net asset value, beginning of period	$19.35	$20.00
Activity from investment operations:
Net investment income (2)	0.01	0.25
Net realized and unrealized loss on investments	(1.76)	(0.54)
Total from investment operations	(1.75)	(0.29)
Less distributions from:
Net investment income	(0.10)	(0.14)
Net realized gains	(0.30)	(0.22)
Total distributions	(0.40)	(0.36)
Net asset value, end of period	$17.20	$19.35
Total return (3)(8)	(8.99)%	(1.43)%
Net assets, at end of period (000s) (9)	$18	$20
Ratio of gross expenses to average net assets (4)(5)(6)	2.25%	2.26%
Ratio of net expenses to average net assets (5)(6)	1.55%	1.55%
Ratio of net investment income to average net assets (5)(6)(7)	1.29%	1.23%
Portfolio Turnover Rate (8)	38%	70%

(1)	The Cozad Small Cap Value Fund’s Class N shares commenced operations on July 1, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2015

1.	ORGANIZATION

The Cozad Small Cap Value Fund (the “Fund”), is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

The Fund acquired all of the assets and liabilities of the Cozad Small Cap Value Fund I, LP (“Predecessor Fund”), in a tax-free reorganization on July 1, 2014 (the “Reorganization”). The Predecessor Fund was a limited partnership organized on September 30, 2010. In connection with the Reorganization, shares of the Predecessor Fund were exchanged for Class I shares of the Fund on July 1, 2014.

The Fund currently offers Class A, Class I, and Class N shares. Class I, Class N shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in non-exchange traded open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures

COZAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2015

approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

COZAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2015

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for the Fund’s assets measured at fair value:

COZAD SMALL CAP VALUE FUND
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$26,275,027	$—	$—	$26,275,027
Short-Term Investment	23,361	—	—	23,361
Total	$26,298,388	$—	$—	$26,298,388

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

COZAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2015

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Fund. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s only open 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that Fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

COZAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2015

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $11,101,268 and $10,416,014 respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

Cozad Asset Management, Inc. serves as the Fund’s Investment Adviser (the “Adviser”).

Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund (the “Advisory Agreement”), the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.30% of the Fund’s average daily net assets. For the six months ended December 31, 2015, the adviser incurred $183,060 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until October 31, 2016, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation expense, not incurred in the ordinary course of the Fund’s business) do not exceed 1.55% per annum of Class A shares average daily net assets, 1.30% per annum of Class I average daily net assets, and 1.55% per annum of Class N shares average daily net assets (the “Expense Limitation”).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Total Operating Expenses attributable to Class A, Class I and Class N shares are subsequently less than the Expense Limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation. If the Operating Expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended. The Adviser may seek recoupment only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended December 31, 2015, the Adviser waived $98,301 under the Waiver Agreement.

The following amount is subject to recapture by the Adviser by the following date:

6/30/2018
$ 193,749

COZAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2015

Distributor – The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to Class A, and Class N, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. Pursuant to the Plans, $335 in distribution fees for Class A was incurred during the six months ended December 31, 2015.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of Gemini Fund Services, LLC. On sales of Class A shares for the six months ended December 31, 2015, the Distributor received $373 from front-end sales charges of which $50 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) - an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant LLC (“Blu Giant”) - Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended June 30, 2015 was as follows:

Fiscal Year Ended
June 30, 2015
Ordinary Income	$324,675
Long-Term Capital Gain	170,630
Return of Capital	—
$495,305

COZAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2015

As of June 30, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$—	$10,687	$—	$—	$(37,317)	$253,579	$226,949

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships, real estate investment trust, and return of capital distribution received.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $37,317.

Permanent book and tax differences, primarily attributable to the gains/(losses) adjustments due to conversion, the reclass of ordinary income distributions, and adjustments for real estate investment trusts, resulted in reclassifications for the year ended June 30, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(911,866)	$(114,980)	$1,026,846

6.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No. 2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is allowed. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Cozad Small Cap Value Fund

EXPENSE EXAMPLES (Unaudited)

December 31, 2015

As a shareholder of the Cozad Small Cap Value Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cozad Small Cap Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 through December 31, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	7/1/15	12/31/15	7/1/15 – 12/31/15	7/1/15 – 12/31/15
Class A	$1,000.00	$ 911.10	$7.45	1.55%
Class I	1,000.00	911.90	6.25	1.30
Class N	1,000.00	910.10	7.44	1.55

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	7/1/15	12/31/15	7/1/15 – 12/31/15	7/1/15 – 12/31/15
Class A	$1,000.00	$1017.34	$7.86	1.55%
Class I	1,000.00	1,018.60	6.60	1.30
Class N	1,000.00	1017.34	7.86	1.55

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**	Annualized

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-528-0707 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-528-0707.

INVESTMENT ADVISER
Cozad Asset Management, Inc.
2501 Galen Drive
Champaign, Illinois 61821

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 3/9/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 3/9/16

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/9/16